UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Prairie Fund

June 30, 2005

(Unaudited)

THE PRAIRIE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent a percentage of the portfolio of investments.

Cash & Equivalents
4.96%
Basic Materials
7.27%
Conglomerates
16.68%
Consumer Goods
18.75%
Financial
17.61%
Healthcare
10.23%
Industrial Goods
7.27%
Services
5.63%
Technology
5.92%
Utilities
5.68%

The Prairie Fund

			Schedule of Investments
			June 30, 2005 (Unaudited)
Shares/Principal Amount		Cost	Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts
1,500	Textron, Inc.	119,577	113,775	4.85%

Beverage
3,000	Coca Cola Co.	161,901	125,250
2,000	Pepsico, Inc.	70,500	107,860
		232,401	233,110	9.94%
Conglomerate
1,500	Emerson Electric Co.	101,690	93,945
5,000	General Electric Co.	257,917	173,250
		359,607	267,195	11.40%
Converted Paper & Paperboard Products
2,000	Avery Dennison Corp.	112,627	105,920
1,500	Minnesota Mining & Manufacturing Co.	130,820	108,450
		243,447	214,370	9.15%
Data Processing
3,000	DST Systems, Inc. *	114,469	140,400	5.99%

Drugs
1,500	Johnson & Johnson	102,965	97,500
1,500	Merck & Co., Inc.	88,740	46,200
		191,705	143,700	6.13%
Drug Stores
2,000	Walgreen Co.	79,688	91,980	3.92%

Electric Services
1,500	Dominion Resources, Inc.	112,550	110,085
1,000	Maine & Maritimes Corp.	26,035	24,500
		138,585	134,585	5.74%
Fast Foods
1,500	McDonalds Corp.	48,750	41,625	1.79%

Health
2,000	Smith & Nephew PLC +	80,565	98,820	4.23%

Holding Companies
5	Berkshire Hathaway, Inc. Class A *	348,565	417,500	17.81%

Household Products
2,000	Procter & Gamble Co.	109,562	105,500	4.50%

Industrial Instuments
1,500	Danaher Corp.	84,206	78,510	3.35%

Petroleum Refining
3,000	Conocophillips	167,429	172,470	7.36%

	Total Common Stocks (Cost $2,318,556)	2,318,556	2,253,540	96.14%

Money Market Funds
117,517	UMB Money Market 1.80% **	117,517	117,517	5.01%

	Total Money Market Funds (Cost $117,517)	117,517	117,517	5.01%

	Total Investments (Cost $2,436,073)	2,436,073	2,371,057	101.15%

	Liabilities in excess of other assets		(26,961)	(1.15%)

	Net Assets		$ 2,344,096	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at June 30, 2005.
+ American Depository Receipt

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 2,371,057
(Cost - 2,436,433)
Cash	908
Receivables:
Dividends and Interest	3,969
Prepaid Insurance	-
Total Assets	2,375,934
Liabilities:
Accrued Advisor Fees	1,966
Accrued Expenses	29,872
Total Liabilities	31,838

Net Assets	$ 2,344,096
Net Assets Consist of:
Paid In Capital	3,061,467
Accumulated Undistributed Net Investment Income (Loss)	(30,465)
Accumulated Realized (Loss) on Investments - Net	(621,530)
Unrealized (Depreciation) on Investments - Net	(65,376)
Net Assets, for Shares Outstanding	$ 2,344,096
(unlimited number of shares authorized; no par value)
Net Asset Value and Redemption Price	$ 6.40
Per Share ($2,344,096/366,301 shares)

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Operations
For the six months ended June 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 17,516
Interest	565
Total Investment Income	18,081
Expenses:
Insurance	13,984
Management and Advisory fees (Note 3)	12,030
Legal	5,973
Transfer Agent & Fund Accounting	5,964
Audit	5,466
Trustee	2,367
Custodial	1,864
Printing and Mailing	453
Registration	445
Total Expenses	48,546

Net Investment (Loss)	(30,465)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	(377,961)
Change in Unrealized Appreciation (Depreciation) on Investments	261,518
Net Realized and Unrealized Gain on Investments	(116,443)

Net (Decrease) in Net Assets from Operations	$ (146,908)

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2005	1/1/2004
	to	to
	6/30/2005	12/31/2004
From Operations:
Net Investment (Loss)	$ (30,465)	$ (93,686)
Net Realized Gain (Loss) on Investments	(377,961)	9,858
Change in Net Unrealized Appreciation	261,518	68,983
Increase (Decrease) in Net Assets from Operations	(146,908)	(14,845)
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	(20,897)
Net (Decrease) from Distributions	0	(20,897)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,000	0
Shares Issued on Reinvestment of Dividends	0	20,897
Cost of Shares Redeemed	0	0
Net Increase (Decrease) from Shareholder Activity	3,000	20,897

Net Increase (Decrease) in Net Assets	(143,908)	(14,845)

Net Assets at Beginning of Period	$ 2,488,004	$ 2,502,849
Net Assets at End of Period (Including undistributed net investment	$ 2,344,096	$ 2,488,004
income of $0 and $0, respectively)

Share Transactions:
Issued	453	0
Reinvested	0	3,068
Redeemed	0	0
Net increase (decrease) in shares	453	3,068
Shares outstanding beginning of period	365,848	362,780
Shares outstanding end of period	366,301	365,848

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	1/1/2003	1/1/2002	1/1/2001	1/1/2000*
	to	to	to	to	to	to
	6/30/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001	12/31/2000
Net Asset Value -
Beginning of Period	$ 6.80	$ 6.90	$ 6.04	$ 8.16	9.98	10.00
Net Investment (Loss)	(0.08)	(0.26)	(0.24)	(0.18)	(0.26)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	(0.31)	0.22	1.14	(1.78)	(1.56)	0.05
Total from Investment Operations	(0.39)	(0.04)	0.90	(1.96)	(1.82)	(0.02)
Distributions
(from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	(0.06)	(0.04)	(0.16)	0.00	0.00
Total Distributions	0.00	(0.06)	(0.04)	(0.16)	0.00	0.00
Net Asset Value -
End of Period	$ 6.40	$ 6.80	$ 6.90	$ 6.04	$ 8.16	$ 9.98
Total Return (a)	(5.88)%	(0.62)%	14.90%	(23.98)%	(18.24)%	(0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,344	2,488	2,503	2,302	3,091	3,780

Ratio of Expenses to Average Net Assets - before reimbursements **	4.05%	5.38%	5.14%	3.65%	4.00%	2.60%
Ratio of Expenses to Average Net Assets - net of reimbursements **	4.05%	5.38%	5.14%	3.65%	4.00%	1.52%
Ratio of Net Loss to Average Net Assets - before reimbursements **	(2.53)%	(3.74)%	(3.82)%	(2.60)%	(3.00)%	(0.79)%
Ratio of Net Loss to Average Net Assets - net of reimbursments **	(2.53)%	(3.74)%	(3.82)%	(2.60)%	(3.00)%	(1.87)%
Portfolio Turnover Rate **	89.98%	0.00%	8.86%	1.81%	22.70%	23.84%

* commencement of operations.
** Annualized
(a) Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of the financial statements.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2005 (UNAUDITED)

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (“ZMA”). It was incorporated and elected S-Corporation status on May 25, 1999.  The Fund began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities.  The Fund is also registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end management investment company, effective August 2, 2000.  On August 6, 2000 the entity reorganized as a Delaware business trust.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Investments in securities traded on a national securities exchange (or reported on the Nasdaq national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which approximates fair value.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of specific identification.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under Sub-Chapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. At June 30, 2005, the Fund reclassified net investment loss of $93,686 to reduce paid in capital.  This reclassification had no effect on net assets.

3.)

INVESTMENT ADVISORY AGREEMENT

Zuckerman Management Associates, Inc. (“ZMA”) serves as the Fund’s investment adviser, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  ZMA furnishes an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions.  Pursuant to the Investment Advisory Agreement and subject to the oversight of the Trustees, ZMA also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund.  The Fund pays its own expenses.  ZMA received management fees of $12,030 for the six months ended June 30, 2005.  At June 30, 2005 there was a payable to ZMA in the amount of $1,966. Certain trustees and officers of the Fund are also officers or shareholders of the Manager.

4.)

INVESTMENT TRANSACTIONS

During the six months ended June 30, 2005, purchases and sales of investment securities were $1,059,924 and $1,170,739, respectively.

The aggregate cost of securities for federal income tax purposes was $2,436,433 at June 30, 2005.

At June 30, 2005, the net unrealized appreciation on a tax basis was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation
(65,376)	(233,190)	167,814

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2005, Matthew M. Zuckerman, the primary stockholder of ZMA, as well as members of the primary stockholder’s family, in the form of Trusts, constitute 100% of the Fund’s ownership.

6.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended 2005 and fiscal year ended 2004 were as follows:

Distributions paid from:	2005	2004
Ordinary Income	$ 0	$ 0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	0	20,897
	$ 0	$ 20,897

THE PRAIRIE FUND

ADDITIONAL INFORMATION

JUNE 30, 2005 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Nancy Z. Markovitch Age: 44	Trustee, Treasurer and Secretary of the Fund since 2000	Private Investor since 1990. Trustee for various trust funds for the benefit of her children and in this capacity has been active in the management of investments over a number of years.
Elias M. Herschmann, MD. Age: 66	Trustee, Member of the Fund’s Audit Committee since 2000.	Gastroenterologist
Jack Levine, CPA Age: 53	Trustee, Chairman of the Fund’s Audit Committee since 2000.	President of Jack Levine, PA, CPA’s.
Joseph Wiesel Age: 62	Trustee, Member of the Fund’s Audit Committee since 2000.	Financial Consultant. Chief Financial Officer of Ivory International, Inc. from 1992 until he retired in Spring 2000.

TRUSTEES AND OFFICERS (Continued)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew M. Zuckerman[1] Age: 74	Chairman of the Board of Trustees and President of the Fund since 2000

Member of the board of directors of Beth Israel Congregation in Miami Beach, Florida. Senior attending physician at Mount Sinai Hospital, as well as an adjunct professor at the University of Miami School of Medicine.

1 Matthew Zuckerman is considered an "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

EXPENSE ILLUSTRATION

Expense Example

As a shareholder of the Prairie Fund, you incur one type of ongoing costs: management fees, legal fees, transfer agent fees, custodial fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prairie Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2005	June 30, 2005	January 1,2005 to June 30,2005

Actual	$1,000.00	$941.18	$19.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.71	$20.13

* Expenses are equal to the Fund's annualized expense ratio of 5.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board of Trustees

Matthew M Zuckerman, President

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Elias Herschmann, MD

Jack Levine CPA

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, FL  33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd., 10th Floor

Kansas City, MO  64106

Counsel

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Blvd.

Miami, FL  33131-2339

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date September 7, 2005